PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,884	$ 8,442
Property and equipment, accumulated depreciation	6,556	6,853
Property and equipment, net	1,328	1,589
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,512	2,683
Property and equipment, accumulated depreciation	1,769	1,829
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,042	3,017
Property and equipment, accumulated depreciation	1,778	2,568
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48	151
Property and equipment, accumulated depreciation	48	93
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	259	270
Property and equipment, accumulated depreciation	226	245
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,023	2,321
Property and equipment, accumulated depreciation	$ 2,735	$ 2,118